Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Debt

As of December 31, 2014 and June 30, 2014, long-term debt was as follows:

(dollars in millions)	December 31, 2014	June 30, 2014
Term Loan Facility due 2019	$2,000.5	$2,010.8
8.125% Senior Secured Notes due 2020	675.0	750.0
10.125% Senior Unsecured Notes due 2020	325.6	500.0

Total debt obligations	3,001.1	3,260.8
Unamortized discount on Term Loan Facility due 2019	(18.7)	(20.6)

Carrying value of debt	2,982.4	3,240.2
Less current portion	(20.5)	(20.5)

Long-term debt, less current portion	$2,961.9	$3,219.7

As of June 30, 2013 and 2014, long-term debt was as follows:

(dollars in thousands)	June 30, 2013	June 30, 2014
Term Loan Facility due 2019	$1,603,800	$2,010,776
8.125% Senior Secured First Priority Notes due 2020	750,000	750,000
10.125% Senior Unsecured Notes due 2020	500,000	500,000

Total debt obligations	2,853,800	3,260,776
Unamortized discount on senior Secured Term Loan due 2019	(23,095)	(20,653)

Carrying value of debt	2,830,705	3,240,123
Less current portion	(16,200)	(20,450)

Long-term debt, less current portion	$2,814,505	$3,219,673

Schedule of Fixed-Charge Coverage Ratios

Pursuant to the Credit Agreement, ZGL shall not permit its Fixed Charge Coverage Ratio, which is defined in the Credit Agreement as the ratio of ZGL’s annualized modified EBITDA (as defined in the Credit Agreement) during the most recent quarter minus Capital Expenditures (as defined in the Credit Agreement) for the twelve month period ended as of the end of each applicable fiscal quarter to interest expense for that same period, to be less than the minimum ratio for the applicable period set forth below:

Fiscal Quarters Ending	Minimum Ratio
September 30, 2014, December 31, 2014 and March 31, 2015	2.00 to 1.0
June 30, 2015, September 30, 2015 and December 31, 2015	2.25 to 1.0
March 31, 2016, June 30, 2016 and September 30, 2016	2.50 to 1.0
December 31, 2016 and for each fiscal quarter thereafter	2.75 to 1.0

Pursuant to the Credit Agreement, ZGL shall not permit its Fixed Charge Coverage Ratio, which is defined in the Credit Agreement as the ratio of ZGL’s annualized modified EBITDA (as defined in the Credit Agreement) during the most recent quarter minus Capital Expenditures (as defined in the Credit Agreement) for the twelve month period ended as of the end of each applicable fiscal quarter to interest expense for that same period, to be less than the minimum ratio for the applicable period set forth below:

Fiscal Quarters Ending	Minimum Ratio
September 30, 2014, December 31, 2014 and March 31, 2015	2.00 to 1.0
June 30, 2015, September 30, 2015 and December 31, 2015	2.25 to 1.0
March 31, 2016, June 30, 2016 and September 30, 2016	2.50 to 1.0
December 31, 2016 and for each fiscal quarter thereafter	2.75 to 1.0

Schedule Of Debt Instrument Redemption Price

On or after July 1, 2015 (for the Senior Secured Notes) or July 1, 2016 (for the Senior Unsecured Notes), the Company may redeem all or part of the Notes, at the redemption prices (expressed as percentages of principal amount and set forth below), plus accrued and unpaid interest and additional interest, if any, thereon, to the applicable redemption date, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the 12-month period beginning on July 1 of the years indicated below:

Year	Redemption Price (Senior Secured Notes)
2015	104.063%
2016	102.031%
2017 and thereafter	100.000%

Year	Redemption Price (Senior Unsecured Notes)
2016	105.063%
2017	102.531%
2018 and thereafter	100.000%

Schedule of Future Contractual Maturities of Long-term Debt

Aggregate future contractual maturities of long-term debt (excluding issue discounts and premiums) were as follows as of June 30, 2014:

Year Ended June 30,
2015	$20,450
2016	20,450
2017	20,450
2018	20,450
2019	20,450
Thereafter	3,158,526

Total	$3,260,776